FINANCIAL REPORTING BY SEGMENT	12 Months Ended
Dec. 31, 2025
FINANCIAL REPORTING BY SEGMENT
FINANCIAL REPORTING BY SEGMENT

3 – FINANCIAL REPORTING BY SEGMENT

The Company provides financial information by segments according to IFRS 8 “Operating Segments,” which establishes standards for reporting by operating segment and related disclosures for products and services, and geographic areas.

The Company’s Board of Directors and Management measures and assesses the performance of operating segments based on the net income of each of the countries where there are Coca-Cola franchises.

The operating segments are determined based on the presentation of internal reports to the Company´s chief strategic decision-maker. The chief operating decision-maker has been identified as the Company´s Board of Directors who makes the Company’s strategic decisions.

The following operating segments have been determined for strategic decision making based on geographic location:

●	Operation in Chile
●	Operation in Brazil
●	Operation in Argentina
●	Operation in Paraguay

The four operating segments conduct their businesses through the production and sale of soft drinks and other beverages, as well as packaging materials.

Expenses and revenue associated with the Corporate Officer were assigned to the operation in Chile in the soft drinks segment because Chile is the country that manages and pays the corporate expenses, which would also be substantially incurred, regardless of the existence of subsidiaries abroad.

Total revenues by segment include sales to unrelated customers and inter-segments, as indicated in the consolidated statement of income of the Company.

A summary of the Company’s operations by segment in accordance with IFRS is as follows:

	Operation in	Operation in	Operation in	Operation in	Inter-segment	Consolidated
For the period ended December 31, 2025	Chile	Argentina	Brazil	Paraguay	eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Net sales	1,319,136,024	743,463,364	976,907,746	314,659,686	(9,330,969)	3,344,835,851
Cost of sales	(871,161,843)	(402,209,929)	(591,130,936)	(182,782,385)	9,605,969	(2,037,679,124)
Distribution expenses	(105,586,109)	(98,103,991)	(75,937,785)	(17,036,707)	—	(296,664,592)
Administrative expenses	(215,872,575)	(160,414,495)	(134,620,377)	(44,218,175)	—	(555,125,622)
Financial income	4,911,713	1,776,760	10,796,800	954,339	—	18,439,612
Financial costs	(36,486,570)	(4,230,018)	(27,501,825)	—	—	(68,218,413)
Share of entity in income of associates accounted for using the equity method, total	(881,145)	—	3,795,041	—	—	2,913,896
Income tax expense	(35,346,977)	(27,141,446)	(40,009,007)	(7,659,497)	—	(110,156,927)
Other income (expenses)	(22,054,781)	(6,610,945)	(2,795,601)	3,594,061	—	(27,867,266)
Net income of the segment reported	36,657,737	46,529,300	119,504,056	67,511,322	275,000	270,477,415

Depreciation and amortization	59,720,407	43,194,473	41,427,158	15,174,455	(275,000)	159,241,493

Current assets	560,362,117	144,285,504	244,460,128	83,945,032	—	1,033,052,781
Non-current assets	899,299,770	322,176,655	820,894,414	344,981,798	—	2,387,352,637
Segment assets, total	1,459,661,887	466,462,159	1,065,354,542	428,926,830	—	3,420,405,418

Carrying amount in associates accounted for using the equity method, total	45,641,870	—	41,446,001	—	—	87,087,871

Purchase of property, plant and equipment	82,414,851	35,767,333	122,175,235	37,464,796	—	277,822,215

Current liabilities	238,966,685	129,772,961	301,583,342	60,089,529	—	730,412,517
Non-current liabilities	916,231,359	39,559,512	516,413,218	21,234,964	—	1,493,439,053
Segment liabilities, total	1,155,198,044	169,332,473	817,996,560	81,324,493	—	2,223,851,570

Cash flows from (used in) operating activities	268,604,567	68,620,260	91,656,678	32,245,897	—	461,127,402
Cash flows from (used in) investing activities	(80,494,816)	(40,041,398)	(90,574,347)	(37,464,796)	—	(248,575,357)
Cash flows from (used in) financing activities	(132,802,798)	(25,061,467)	(3,461,981)	(1,085,965)	—	(162,412,211)

	Operation in	Operation in	Operation in	Operation in	Inter-segment	Consolidated
For the period ended December 31, 2024	Chile	Argentina	Brazil	Paraguay	eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Net sales	1,245,017,869	798,447,268	909,678,045	282,065,004	(10,975,181)	3,224,233,005
Cost of sales	(824,059,469)	(428,873,483)	(542,292,798)	(161,442,839)	11,305,181	(1,945,363,408)
Distribution expenses	(101,148,705)	(106,646,693)	(66,879,135)	(15,312,475)	—	(289,987,008)
Administrative expenses	(200,770,283)	(180,872,313)	(141,148,019)	(39,010,598)	—	(561,801,213)
Financial income	10,879,956	(2,505,917)	19,571,322	1,014,557	—	28,959,918
Financial costs	(32,598,203)	(11,204,328)	(26,611,352)	—	—	(70,413,883)
Share of entity in income of associates accounted for using the equity method, total	(2,298,261)	—	3,295,905	—	—	997,644
Income tax expense	(42,534,666)	(35,815,666)	(48,040,456)	(7,001,858)	—	(133,392,646)
Other income (expenses)	(26,486,958)	7,091,473	1,526,372	(719,171)	—	(18,588,284)
Net income of the segment reported	26,001,280	39,620,341	109,099,884	59,592,620	330,000	234,644,125

Depreciation and amortization	51,077,980	47,953,737	36,388,203	16,021,013	(330,000)	151,110,933

Current assets	528,419,153	174,373,750	224,628,287	85,774,550	—	1,013,195,740
Non-current assets	867,381,313	387,082,375	728,698,570	294,746,275	—	2,277,908,533
Segment assets, total	1,395,800,466	561,456,125	953,326,857	380,520,825	—	3,291,104,273

Carrying amount in associates accounted for using the equity method, total	46,683,997	—	38,508,713	—	—	85,192,710

Disbursements on segment non-cash assets	105,146,894	76,780,061	93,640,763	15,973,893	—	291,541,611

Current liabilities	426,497,211	186,311,088	240,103,614	53,232,081	—	906,143,994
Non-current liabilities	923,267,523	49,094,282	378,537,102	19,664,352	—	1,370,563,259
Segment liabilities, total	1,349,764,734	235,405,370	618,640,716	72,896,433	—	2,276,707,253

Cash flows from (used in) operating activities	237,563,057	33,918,565	70,270,360	15,489,929	—	357,241,911
Cash flows from (used in) investing activities	(163,677,289)	(75,645,230)	(34,556,219)	(15,973,893)	—	(289,852,631)
Cash flows from (used in) financing activities	(77,241,755)	32,332,916	(73,477,219)	(1,372,118)	—	(119,758,176)

	Operation in	Operation in	Operation in	Operation in	Inter-segment	Consolidated,
For the period ended December 31, 2023	Chile	Argentina	Brazil	Paraguay	eliminations	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Revenues from ordinary activities	1,191,974,011	460,337,955	745,382,614	223,840,649	(3,098,177)	2,618,437,052
Cost of sales	(785,163,742)	(234,814,106)	(460,648,667)	(124,798,917)	3,428,177	(1,601,997,255)
Distribution expenses	(98,940,612)	(60,925,828)	(55,074,448)	(12,866,291)	—	(227,807,179)
Administrative expenses	(185,062,364)	(98,996,057)	(116,836,812)	(30,400,282)	—	(431,295,515)
Financial income	12,892,543	8,497,135	9,251,681	754,808	—	31,396,167
Financial costs	(31,413,255)	(6,174,445)	(27,700,652)	—	—	(65,288,352)
Share of entity in income of associates accounted for using the equity method, total	320,225	—	2,395,944	—	—	2,716,169
Income tax expense	(27,867,269)	(25,000,923)	(27,122,886)	(6,003,229)	—	(85,994,307)
Oher income (expenses)	(40,422,909)	(20,238,217)	(1,651,128)	(3,343,039)	—	(65,655,293)
Net income of the segment reported	36,316,628	22,685,514	67,995,646	47,183,699	330,000	174,511,487

Depreciation and amortization	44,930,478	23,055,893	31,384,619	13,730,334	(330,000)	112,771,324

Current assets	537,875,316	86,006,922	276,111,516	81,777,273	—	981,771,027
Non-current assets	818,222,777	192,749,170	651,665,020	277,112,895	—	1,939,749,862
Segment assets, total	1,356,098,093	278,756,092	927,776,536	358,890,168	—	2,921,520,889

Carrying amount in associates accounted for using the equity method, total	49,790,788	—	42,008,479	—	—	91,799,267

Segment disbursements of non-monetary assets	98,330,718	24,421,786	50,018,391	19,936,603	—	192,707,498

Current liabilities	256,032,001	107,654,447	284,887,152	44,297,696	—	692,871,296
Non-current liabilities	965,276,582	23,188,614	300,646,803	18,552,180	—	1,307,664,179
Segment liabilities, total	1,221,308,583	130,843,061	585,533,955	62,849,876	—	2,000,535,475

Cash flows (used in) provided by in Operating Activities	196,897,114	32,330,115	118,389,616	19,213,391	—	366,830,236
Cash flows (used in) provided by Investing Activities	(224,464,143)	(24,421,513)	110,533,381	(19,936,603)	—	(158,288,878)
Cash flows (used in) provided by Financing Activities	19,739,413	3,911,735	(209,887,714)	(890,232)	—	(187,126,798)